Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Deferred Tax Balances Developed (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	€ 15	€ 6
DTL	1,345	1,670
Total	(1,330)	(1,664)
Intangible assets [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	4
DTL	3,638	6,060
Total	(3,634)	(6,060)
Right-of-use assets [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA
DTL	697	928
Total	(697)	(928)
Fixed assets [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA
DTL	4
Total	(4)
Inventories [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA		329
DTL
Total		329
Contract assets [member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA
DTL		12
Total		(12)
Trade and other receivables [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	4	90
DTL	2,726
Total	(2,722)	90
Financial liabilities [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA		650
DTL	36
Total	(36)	650
Lease liabilities [member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	754	987
DTL
Total	754	987
Trade and other payables [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	81	110
DTL
Total	81	110
Contract liabilities [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	78	144
DTL
Total	78	144
Other provisions [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA		48
DTL	27	28
Total	(27)	20
Tax loss carryforwards [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	4,877	3,006
DTL
Total	4,877	3,006
Netting [Member]
Schedule of Deferred Tax Balances Developed [Line Items]
DTA	(5,783)	(5,358)
DTL	(5,783)	(5,358)
Total